UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

Semiannual Report

February 28, 2009

XAA

American Municipal
Income Portfolio

American Municipal Income Portfolio

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

1	Explanation of Financial Statements

2	Fund Overview

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Notice to Shareholders

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of FINANCIAL STATEMENTS

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund's assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund's net asset value ("NAV") and market price per share. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund's shares trade. This price, which may be higher or lower than the fund's NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund's assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund's net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund's net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund's securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Financial Highlights provide a per-share breakdown of the components that affected the fund's NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund's holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource.

American Municipal Income Portfolio 2009 Semiannual Report

Fund OVERVIEW

Portfolio Allocation

As a percentage of total investments on February 28, 2009

Healthcare Revenue	34%
General Obligations	18
Education Revenue	11
Utility Revenue	10
Prerefunded Issues [1]	9
Housing Revenue	5
Leasing Revenue	4
Economic Development Revenue	3
Short-Term Investments	2
Water, Sewer, and Pollution Control Revenue	1
Industrial Development Revenue	1
Certificates of Participation	1
Other Revenue Bonds	1
100%

1 Within the Schedule of Investments, prerefunded issues are classified under their applicable industries.

Bond Credit Quality Breakdown2

As a percentage of long-term investments on February 28, 2009

AAA	14%
AA	16
A	26
BBB	29
B	1
Nonrated	14
100%

2 Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used.

American Municipal Income Portfolio 2009 Semiannual Report

Fund OVERVIEW

Geographical Distribution

As a percentage of long-term investments on February 28, 2009. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

American Municipal Income Portfolio 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE (I)
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 160.0%
Alabama — 1.1%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Prerefunded 12/1/13 @ 100), 6.38%, 12/1/24 (A)	$650,000	$754,033
Arizona — 10.1%
Maricopa County Industrial Development Authority, Health Facilities Revenue, Refunding — Catholic Healthcare West, 5.25%, 7/1/32	2,000,000	1,633,620
Mohave County Industrial Development Authority, Correctional Facility Revenue, Mohave Prison LLC, 8.00%, 5/1/25	1,500,000	1,547,100
Pima County Industrial Development Authority, Education Revenue, American Charter Schools, 5.50%, 7/1/26	780,000	557,957
Pima County United School District (FGIC) (MBIA), 8.38%, 7/1/13	2,450,000	2,992,014
		6,730,691
California — 2.6%
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.40%, 4/1/25, Series A-2	1,000,000	838,390
5.00%, 7/1/27, Series B	500,000	393,190
State Communities Development Authority Revenue, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	436,790
Ventura County Area Housing Authority, Multifamily Revenue, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	96,992
		1,765,362
Colorado — 17.3%
Douglas County School District Number Re-1 Douglas & Elbert Counties, Series B (STAID), 5.00%, 12/15/18	1,000,000	1,129,240
Northwest Parkway Public Highway Authority, Series B, Zero Coupon Bond (AMBAC) (Prerefunded 6/15/11 @ 33.455), 2.24%, 6/15/29 (A) ±	5,000,000	1,589,450
State Health Facilities Authority, Covenant Retirement Community, Series B, 6.13%, 12/1/33	1,000,000	759,310
State Health Facilities Authority, Evangelical Lutheran, 5.90%, 10/1/27	650,000	573,768
5.00%, 6/1/29	1,000,000	757,660
State Health Facilities Authority, RMK Health Facilities (FSA), 5.25%, 3/1/36	2,000,000	1,764,300
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	614,272
State Health Facilities Authority, Volunteers of America Care, 5.00%, 7/1/15	280,000	220,486
5.25%, 7/1/27	1,000,000	587,250
State Housing & Financial Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,603,687
State Housing & Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	902,280
Water Reserve & Power Development Authority, Clean Water Revenue, Series A, 5.90%, 9/1/16	25,000	25,096
		11,526,799
Florida — 6.2%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,007,020
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,017,643
Palm Beach County Health Facilities Authority, ACTS Retirement — Lifecomm, Series A, 4.50%, 11/15/36	2,120,000	1,164,113
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	938,301
		4,127,077
Georgia — 3.1%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	1,456,180
Fulton County Development Authority, Maxon Atlantic Station (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	595,273
		2,051,453
Illinois — 7.6%
McCook, General Obligation, 5.20%, 12/1/30	1,500,000	1,473,045
State Finance Authority, Clare at Water Tower Project, Series A, 6.00%, 5/15/25	650,000	410,638
State Finance Authority, Franciscan Communities, 5.50%, 5/15/37	925,000	538,979
State Finance Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	423,563
State Finance Authority, Rush University Medical Center, Series B (MBIA), 5.25%, 11/1/35	1,000,000	757,710
State Finance Authority, Three Crowns Park Plaza, 5.88%, 2/15/26	500,000	345,085

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE (I)
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	$500,000	$582,055
State Health Facility Authority, Roosevelt University, 5.50%, 4/1/37	700,000	556,626
		5,087,701
Indiana — 6.1%
State Health & Educational Facilities Financing Authority, Sisters of St. Francis (FSA), 5.25%, 11/1/25	475,000	475,033
5.25%, 11/1/29	530,000	508,032
State Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,071,888
		4,054,953
Iowa — 3.5%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,420
State Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	524,608
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (A)	750,000	847,830
		2,373,858
Kansas — 1.3%
Olathe Health Facility Revenue, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	843,340
Kentucky — 3.1%
Louisville & Jefferson County Metropolitan Government, College Revenue, Bellarmine University, 6.00%, 5/1/38	2,500,000	2,060,550
Louisiana — 1.0%
Rapides Finance Authority Revenue, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	643,860
Maryland — 5.1%
Maryland State, 2nd Series, 5.00%, 7/15/20	3,000,000	3,378,120
Massachusetts — 3.4%
State Development Financing Agency Revenue, Adventcare Project, Series A, 6.75%, 10/15/37	650,000	455,624
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A (ACA), 5.13%, 6/1/31	1,825,000	1,077,279
State Health & Educational Facilities Authority, Care Group, Series E-1, 5.13%, 7/1/38	1,000,000	730,780
		2,263,683
Michigan — 1.8%
State Strategic Fund, Michigan House of Representatives, Series A (AGTY), 5.25%, 10/15/23	1,165,000	1,217,425
Minnesota — 8.0%
Cuyuna Range Hospital District, Health Facility Authority Revenue, 5.00%, 6/1/29	1,000,000	658,680
5.50%, 6/1/35	1,000,000	650,910
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (A)	900,000	1,018,836
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	995,660
Marshall Health Care Facility, Weiner Medical Center Project, Series A, 6.00%, 11/1/28	500,000	444,035
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,137,528
State Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	30,000	29,606
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	431,183
		5,366,438
Mississippi — 3.4%
State Development Bank Special Obligation, 5.50%, 1/1/23	1,325,000	1,383,247
5.80%, 1/1/24	850,000	899,317
		2,282,564
Missouri — 3.1%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,285,350
North Central Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	775,310
		2,060,660

American Municipal Income Portfolio 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE (I)
Montana — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	$500,000	$409,165
Nebraska — 7.6%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	1,750,000	1,273,650
University of Nebraska, Omaha Health Project, 5.00%, 5/15/33	1,250,000	1,237,775
5.00%, 5/15/38	2,600,000	2,556,632
		5,068,057
New Hampshire — 0.7%
State Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	440,502
New Mexico — 1.7%
State Mortgage Finance Authority, 6.88%, 1/1/25, Series A (FHA) (FMHA) (VA)	470,000	490,948
6.50%, 7/1/25, Series B (FNMA) (GNMA)	345,000	359,262
6.75%, 7/1/25, Series C (FNMA) (GNMA)	275,000	282,145
		1,132,355
North Carolina — 4.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,001,990
State Capital Facilities Finance Agency, Meredith College, Series A, 6.13%, 6/1/35	1,500,000	1,369,815
State Commission Medical Care Health Care Facilities, Refunding and Improvements, Upper Valley Medical Center, Pennybyrn at Maryfield, Series A, 6.00%, 10/1/23	700,000	519,701
		2,891,506
Ohio — 5.0%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	777,080
Richland County Hospital Facilities, Medcentral Health System, 6.13%, 11/15/16	330,000	338,379
6.13%, 11/15/16 (Prerefunded 11/15/10 @ 101) (A)	670,000	731,305
6.38%, 11/15/30	335,000	320,015
6.38%, 11/15/30 (Prerefunded 11/15/10 @ 101) (A)	665,000	728,661
Toledo — Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	421,440
		3,316,880
Oregon — 2.1%
City of Portland, Sewer System Revenue, Series B (MBIA), 5.00%, 6/15/24	1,000,000	1,042,190
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	374,235
		1,416,425
Pennsylvania — 3.4%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	845,770
Delaware County Authority, 6.00%, 10/1/30	1,000,000	861,630
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	600,520
		2,307,920
Puerto Rico — 8.2%
Commonwealth of Puerto Rico, General Obligation, Series A, 5.00%, 7/1/28	2,450,000	2,034,308
Puerto Rico Electric Power Authority, 4.25%, 7/1/27, Series UU (CIFG)	1,500,000	1,200,315
5.25%, 7/1/29, Series VV (MBIA)	2,500,000	2,270,250
		5,504,873
South Carolina — 4.6%
Environmental Improvement Revenue, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	390,000
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	594,322

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	VALUE (I)
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health, 6.13%, 8/1/23	$250,000	$235,938
6.38%, 8/1/34 (Prerefunded 8/1/13 @ 100) (A)	40,000	46,977
State Public Service Authority, Santee Cooper, Series A (MBIA), 5.00%, 1/1/30	1,800,000	1,800,918
		3,068,155
South Dakota — 8.1%
Deadwood, Certificates of Participation, Series 2005 (ACA), 5.00%, 11/1/20	1,000,000	802,290
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 (A)	620,000	724,377
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	935,780
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	1,941,780
State Health & Educational Facilities Authority, Vocational Education Program (AGTY), 5.50%, 8/1/38	1,000,000	1,006,530
		5,410,757
Tennessee A — 2.8%
Johnson City Health and Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 (A)	1,000,000	1,141,170
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (A)	650,000	744,653
		1,885,823
Texas — 18.6%
Abilene Health Facility Development Revenue, Sears Methodist Retirement, 5.88%, 11/15/18	1,150,000	982,261
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	41,362
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), 7.00%, 2/15/26 (A)	1,500,000	1,782,750
Humble Independent School District, Series A (AGTY), 5.25%, 2/15/22	1,000,000	1,073,440
Lufkin Health Facilities Development, Corporate Revenue, Memorial Health Systems, East Texas, 5.50%, 2/15/32	850,000	572,245
5.50%, 2/15/37	1,000,000	647,800
North Texas Tollway Authority, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	514,180
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,575,215
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,011,960
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	434,850
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project, 5.50%, 11/15/25	200,000	128,988
5.65%, 11/15/35	1,600,000	959,920
Tyler Health Facility, Mother Frances Hospital, Series B, 5.00%, 7/1/37	1,100,000	670,054
		12,395,025
Washington — 3.4%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	760,698
5.50%, 12/1/30	2,225,000	1,497,737
		2,258,435
Wyoming — 1.1%
Sweetwater County Solid Waste Disposal Revenue — FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	707,410
Total Municipal Long-Term Investments (Cost: $119,384,871)		106,801,855
Short-Term Investments — 2.5%
Money Market Fund x — 2.2%
First American Tax Free Obligations Fund, Class Z	1,479,913	1,479,913

American Municipal Income Portfolio 2009 Semiannual Report

Schedule of INVESTMENTS February 28, 2009 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	VALUE (I)
U.S. Treasury Obligation — 0.3%
United States Treasury Bill, 0.02%, 4/9/09	$180,000	$179,996
Total Short-Term Investments (Cost: $1,659,909)		1,659,909
Total Investments ▲ — 162.5% (Cost: $121,044,780)		$108,461,764
Preferred Shares at Liquidation Value — (65.2)%		(43,500,000)
Other Assets and Liabilities, Net — 2.7%		1,799,284
Total Net Assets — 100.0%		$66,761,048

(I)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(A)  Prerefunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

±  For zero-coupon investments, the interest rate shown is the effective yield as of February 28, 2009.

x  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. See note 5 in Notes to Financial Statements.

▲  On February 28, 2009, the cost of investments for federal income tax purposes was approximately $121,044,780. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,098,351
Gross unrealized depreciation	(15,681,367)
Net unrealized depreciation	$(12,583,016)

  ACA – ACA Financial Guaranty Corporation

  AGTY – Assured Guaranty

  AMBAC – American Municipal Bond Assurance Corporation

  AMT – Alternative Minimum Tax. As of February 28, 2009, the aggregate market value of securities subject to the AMT is $13,628,750, which represents 20.4% of total net assets applicable to common shares.

  CIFG – CDC IXIS Financial Guaranty

  CMI – California Mortgage Insurance Program

  FGIC – Financial Guaranty Insurance Corporation

  FHA – Federal Housing Administration

  FMHA – Farmers Home Administration

  FNMA – Federal National Mortgage Association

  FSA – Financial Security Assurance

  GNMA – Government National Mortgage Association

  MBIA – Municipal Bond Insurance Association

  PSF – Permanent School Fund

  STAID – State Aid Withholding

  VA – Veterans Administration

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

Statement of ASSETS AND LIABILITIES February 28, 2009 (unaudited)

Assets:
Unaffiliated investments, at value (Cost: $119,564,867) (note 2)	$106,981,851
Affiliated money market fund, at value (Cost: $1,479,913) (note 5)	1,479,913
Cash	163,675
Receivable for accrued interest	1,734,996
Prepaid expenses and other assets	7,929
Total assets	110,368,364
Liabilities:
Payable for preferred share distributions (note 3)	3,360
Payable for remarketed preferred shares (note 3)	12,190
Payable for investment advisory fees (note 5)	29,568
Payable for administrative fees (note 5)	16,896
Payable for listing fees	11,840
Payable for postage and printing fees	3,063
Payable for professional fees	24,183
Payable for transfer agent fees	2,113
Payable for other expenses	4,103
Total liabilities	107,316
Preferred shares, at liquidation value (note 3)	43,500,000
Net assets applicable to outstanding common shares	$66,761,048
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$80,009,101
Undistributed net investment income	611,910
Accumulated net realized loss on investments and futures contracts	(1,276,947)
Net unrealized depreciation of investments	(12,583,016)
Net assets applicable to outstanding common shares	$66,761,048
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$66,761,048
Common shares outstanding (authorized 200 million shares of $0.01 par value)	5,756,267
Net asset value per share	$11.60
Market price per share	$10.37
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$43,500,000
Preferred shares outstanding (authorized one million shares)	1,740
Liquidation preference per share	$25,000

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

Statement of OPERATIONS For the six-month period ended February 28, 2009 (unaudited)

Investment Income:
Interest from unaffiliated investments	$3,314,650
Dividends from affiliated money market fund	6,789
Total investment income	3,321,439
Expenses (note 5):
Investment advisory fees	189,666
Administrative fees	108,380
Remarketing agent fees	54,482
Custodian fees	2,757
Professional fees	22,233
Postage and printing fees	15,970
Transfer agent fees	15,408
Listing fees	11,779
Directors' fees	14,351
Insurance fees	5,767
Pricing fees	4,628
Other expenses	14,617
Total expenses	460,038
Less: Fee reimbursements (note 5)	(690)
Total net expenses	459,348
Net investment income	2,862,091
Net realized and unrealized losses on investments and futures contracts (notes 2 and 4):
Net realized loss on:
Investments	(332,017)
Futures contracts	(27,703)
Net change in unrealized appreciation or depreciation of investments	(10,988,106)
Net loss on investments and futures contracts	(11,347,826)
Distributions to preferred shareholders (note 2):
From net investment income	(615,163)
From net realized gain on investments	(1,531)
Total distributions	(616,694)
Net decrease in net assets applicable to common shares resulting from operations	$(9,102,429)

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

Statements of CHANGES IN NET ASSETS

	Six-Month Period Ended 2/28/09 (unaudited)	Year Ended 8/31/08
Operations:
Net investment income	$2,862,091	$5,519,350
Net realized gain (loss) on:
Investments	(332,017)	287,779
Futures contracts	(27,703)	(88,050)
Net change in unrealized appreciation or depreciation of investments	(10,988,106)	(3,331,076)
Distributions to preferred shareholders (note 2):
From net investment income	(615,163)	(1,191,410)
From net realized gain on investments	(1,531)	(473,216)
Net increase (decrease) in net assets applicable to common shares resulting from operations	(9,102,429)	723,377
Distributions to common shareholders (note 2):
From net investment income	(2,115,429)	(4,308,566)
From net realized gain on investments	(3,453)	(1,323,884)
Total distributions	(2,118,882)	(5,632,450)
Total decrease in net assets applicable to common shares	(11,221,311)	(4,909,073)
Net assets applicable to common shares at beginning of year	77,982,359	82,891,432
Net assets applicable to common shares at end of year	$66,761,048	$77,982,359
Undistributed net investment income	$611,910	$480,411

American Municipal Income Portfolio 2009 Semiannual Report

FINANCIAL HIGHLIGHTS

Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/09		Year Ended August 31,			Seven-Month Fiscal Period Ended		Year Ended January 31,
	(unaudited)		2008	2007	2006	8/31/05		2005	2004
Per-Share Data
Net asset value, common shares, beginning of period	$13.55		$14.40	$15.46	$15.89	$15.75		$15.66	$15.13
Operations:
Net investment income	0.50		0.96	1.02	1.02	0.59		0.97	1.02
Net realized and unrealized gains (losses) on investments	(1.97)		(0.54)	(0.82)	(0.25)	0.19		0.15	0.52
Distributions to preferred shareholders:
From net investment income	(0.11)		(0.21)	(0.25)	(0.21)	(0.10)		(0.09)	(0.07)
From net realized gain on investments	—		(0.08)	(0.03)	(0.02)	—		—	—
Total from operations	(1.58)		0.13	(0.08)	0.54	0.68		1.03	1.47
Distributions to common shareholders:
From net investment income	(0.37)		(0.75)	(0.86)	(0.86)	(0.54)		(0.94)	(0.94)
From net realized gain on investments	—		(0.23)	(0.12)	(0.11)	—		—	—
Total distributions to common shareholders	(0.37)		(0.98)	(0.98)	(0.97)	(0.54)		(0.94)	(0.94)
Net asset value, common shares, end of period	$11.60		$13.55	$14.40	$15.46	$15.89		$15.75	$15.66
Market value, common shares, end of period	$10.37		$12.84	$14.74	$15.29	$14.70		$14.92	$14.90
Selected Information
Total return, common shares, net asset value [1]	(11.60	)% [5]	0.95%	(0.72)%	3.66%	4.39	% [5]	6.84%	9.98%
Total return, common shares, market value [2]	(15.99	)% [5]	(6.22)%	2.56%	11.12%	2.19	% [5]	6.83%	8.77%
Net assets applicable to common shares at end of period (in millions)	$67		$78	$83	$89	$91		$91	$90
Ratio of expenses to average weekly net assets applicable to common shares before fee reimbursements [3]	1.41	% [6]	1.28%	1.18%	1.12%	1.15	% [6]	1.23%	1.18%
Ratio of expenses to average weekly net assets applicable to common shares after fee reimbursements [3]	1.41	% [6]	1.28%	1.17%	1.12%	1.15	% [6]	1.23%	1.18%
Ratio of net investment income to average weekly net assets applicable to common shares before fee waivers [3]	8.77	% [6]	6.87%	6.67%	6.60%	6.48	% [6]	6.31%	6.65%
Ratio of net investment income to average weekly net assets applicable to common shares after fee waivers [3]	8.77	% [6]	6.87%	6.68%	6.60%	6.48	% [6]	6.31%	6.65%
Portfolio turnover rate	11%		71%	24%	46%	13%		36%	34%
Net assets applicable to remarketed preferred shares, end of period (in millions)	$44		$44	$44	$44	$44		$44	$44
Asset coverage per remarketed preferred share (in thousands) [4]	$63		$70	$73	$76	$78		$77	$77
Liquidation preference and market value per remarketed preferred share (in thousands)	$25		$25	$25	$25	$25		$25	$25

1  Assumes reinvestment of distributions at net asset value.

2  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

3  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

4  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

5  Total return has not been annualized.

6  Annualized.

The accompanying notes are an integral part of the financial statements.

American Municipal Income Portfolio 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS (unaudited as to February 28, 2009)

(1) Organization
   American Municipal Income Portfolio, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests primarily in a diverse range of municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by FAF Advisors, Inc. ("FAF Advisors"). The fund may invest up to 20% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by FAF Advisors. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities, which may be more volatile than traditional municipal securities in certain market conditions. The fund's investments also may include repurchase agreements, futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Fund shares are listed on the New York Stock Exchange under the symbol XAA.

(2) Summary of Significant Accounting Policies
   Security Valuations

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

American Municipal Income Portfolio 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

As of February 28, 2009, the fund held no fair valued securities.

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are municipal bonds and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of February 28, 2009, the fund's investments were classified as follows:

Investments in Securities
Level 1 - Quoted prices in active markets for identical assets	$1,479,913
Level 2 - Other significant observable inputs	106,981,851
Level 3 - Significant unobservable inputs	—
Total	$108,461,764

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market values of such securities will generally be more volatile than those of

American Municipal Income Portfolio 2009 Semiannual Report

fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of and for the six-month period ended February 28, 2009, the fund had no outstanding investments in inverse floaters.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2009, the fund had no outstanding repurchase agreements.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2009, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2009 the fund had no outstanding when-issued or forward-commitment securities.

In connection with the ability to purchase securities on a when-issued basis, the fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and

American Municipal Income Portfolio 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended February 28, 2009, the fund had no dollar roll transactions.

Federal Taxes

The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of February 28, 2009, the fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable taxing authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred straddle losses. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The character of common and preferred share distributions paid during the six-month period ended February 28, 2009 (estimated) and the fiscal year ended August 31, 2008, were as follows:

	2/28/09	8/31/08
Distributions paid from:
Tax exempt income	$4,984	$5,483,002
Ordinary income	—	47,222
Long-term capital gains (loss)	2,740,413	1,763,086
	$2,745,397	$7,293,310

At August 31, 2008, the fund's most recently completed fiscal year, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,547
Undistributed tax-exempt income	482,798
Undistributed long-term capital gains	4,822
Accumulated capital gain and post October losses	(915,620)
Unrealized depreciation	(1,596,355)
Accumulated deficit	$(2,011,808)

The fund incurred a loss for tax purposes for the period from November 1, 2007 to August 31, 2008. As permitted by tax regulations, the fund intends to elect to defer and treat this loss of $915,620 as arising in the fiscal year ended August 31, 2009.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on

American Municipal Income Portfolio 2009 Semiannual Report

the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

(3) Remarketed Preferred Shares
   As of February 28, 2009, the fund had 1,740 remarketed preferred shares (870 shares in Class "T" and 870 shares in Class "TH") ("RP® shares") outstanding with a liquidation preference of $25,000 per share. The dividend rate on the RP® shares is adjusted every seven days (on Tuesdays for Class "T" and on Thursdays for Class "TH"), as determined by the remarketing agent.

Normally, the dividend rates on the RP® shares are set at the market clearing rate determined through a remarketing process that brings together bidders who wish to buy RP® shares and holders of RP® shares who wish to sell. Since February 14, 2008, however, sell orders have exceeded bids and the regularly scheduled remarketings for the fund's RP® shares have failed. When a remarketing fails, the fund is required to pay the maximum applicable rate on the RP® shares to holders of such shares for successive dividend periods until such time as the shares are successfully remarketed. The maximum applicable rate on the RP® shares is 110% of the higher of (1) the applicable AA Composite Commercial Paper Rate or (2) 90% of the Taxable Equivalent of the Short-Term Municipal Bond Rate.

During any dividend period, the maximum applicable rate may be higher than the dividend rate that would have been set had the remarketing been successful. This increases the fund's cost of leverage and reduces the fund's common share earnings. On February 28, 2009, the maximum applicable rates were 0.96% for Class "T" and 0.90% for Class "TH".

In the event of a failed remarketing, holders of RP® shares will continue to receive dividends at the maximum applicable rate, but generally will not be able to sell their shares until the next successful remarketing. There is no way to predict when or if future remarketings might succeed in attracting sufficient buyers for the shares offered.

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

American Municipal Income Portfolio 2009 Semiannual Report

Notes to FINANCIAL STATEMENTS

(4) Investment Security Transactions
   Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2009, aggregated $11,770,262 and $13,353,851, respectively.

(5) Expenses
   Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides FAF Advisors with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the fund and the related money market funds, FAF Advisors will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. These reimbursements, if any, are disclosed as "Fee reimbursements" in the Statement of Operations.

Administrative Fees

FAF Advisors serves as the fund's administrator pursuant to an administration agreement between FAF Advisors and the fund. Under this agreement, FAF Advisors receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, FAF Advisors provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets, including preferred shares. These fees are computed weekly and paid monthly.

Under this agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund's custodian expenses. For the six-month period ended February 28, 2009, custodian fees were increased by $47 as a result of overdrafts and were not reduced as a result of interest earned.

American Municipal Income Portfolio 2009 Semiannual Report

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, listing fees, postage and printing of shareholder reports, transfer agent fees and expenses, legal, auditing, and accounting services, insurance, pricing, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2009, legal fees and expenses of $2,649 were paid to a law firm of which an Assistant Secretary of the fund is a partner.

Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods.

(6) Indemnifications
   The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) New Accounting Pronouncement
   In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133" ("FAS 161"), which requires enhanced disclosures about a fund's derivative and hedging activities. FAS 161 is effective for financial statements issued for periods beginning after November 15, 2008 and interim periods within those fiscal years. The fund does not expect FAS 161 to have a material impact on the financial statement amounts; however, additional disclosures will be required.

American Municipal Income Portfolio 2009 Semiannual Report

Notice to SHAREHOLDERS (unaudited)

ANNUAL MEETING RESULTS

An annual meeting of the fund's shareholders was held on December 1, 2008. Each matter voted upon at the meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes (if any) with respect to such matters, are set forth below.

(1)  The fund's preferred shareholders elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Roger A. Gibson	1,501	136
Leonard W. Kedrowski	1,501	136

(2)  The fund's common and preferred shareholders, voting as a single class, elected the following directors:

	Shares Voted "For"	Shares Withholding Authority to Vote
Benjamin R. Field III	5,347,161	173,391
Victoria J. Herget	5,347,161	173,391
John P. Kayser	5,346,761	173,791
Richard K. Riederer	5,346,166	174,386
Joseph D. Strauss	5,347,161	173,391
Virginia L. Stringer	5,346,761	173,791
James M. Wade	5,346,761	173,791

(3)  The fund's common and preferred shareholders, voting as a single class, ratified the selection by the fund's board of directors of Ernst & Young LLP as the independent registered public accounting firm for the fund for the fiscal period ending August 31, 2009. The following votes were cast regarding this matter:

Shares Voted "For"	Shares Voted "Against"	Abstentions	Broker Non-Votes
5,360,083	39,744	120,725	—

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities is available at firstamericanfunds.com and on the Securities and Exchange Commission's website at www.sec.gov. A description of the fund's policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Form N-Q is available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission's website at www.sec.gov. In addition, you may review and copy the fund's Form N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

American Municipal Income Portfolio 2009 Semiannual Report

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter-end.

CERTIFICATIONS

In December 2008, the fund's Chief Executive Officer submitted to the New York Stock Exchange ("NYSE") his annual certification required under Section 303A.12(a) of the NYSE corporate governance rules. The certifications of the fund's Principal Executive Officer and Principal Financial Officer required pursuant to Rule 30a-2 under the 1940 Act were filed with the fund's Form N-CSR filing and are available on the Securities and Exchange Commission's website at www.sec.gov.

American Municipal Income Portfolio 2009 Semiannual Report

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BOARD OF DIRECTORS

Virginia Stringer

Chairperson of American Municipal Income Portfolio
Governance Consultant; Chair of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of American Municipal Income Portfolio
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of American Municipal Income Portfolio
Director of Charterhouse Group, Inc.

Victoria Herget

Director of American Municipal Income Portfolio
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of American Municipal Income Portfolio
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of American Municipal Income Portfolio
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of American Municipal Income Portfolio
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of American Municipal Income Portfolio
Owner and President of Strauss Management Company

James Wade

Director of American Municipal Income Portfolio
Owner and President of Jim Wade Homes

American Municipal Income Portfolio's Board of Directors is comprised entirely of independent directors.

P.O. Box 1330

Minneapolis, MN 55440-1330

American Municipal Income Portfolio

2009 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper containing 10% postconsumer waste.

4/2009    0103-09    XAA-SAR

Item 2—Code of Ethics

Not applicable to the semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to the semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to the semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to the semi-annual report.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the semi-annual report.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.

Item 11—Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: April 29, 2009

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: April 29, 2009